Note C - Securities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
C
- Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at
December 31, 2018
and
2017
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2018
U.S. Government sponsored entity securities	$16,837		$8	$(215)	$16,630
Agency mortgage-backed securities, residential	88,030		92	(2,588)	85,534
Total securities	$104,867		$100	$(2,803)	$102,164

December 31, 201 7
U.S. Government sponsored entity securities	$13,622	$	----	$(149)	$13,473
Agency mortgage-backed securities, residential	88,833		300	(1,481)	87,652
Total securities	$102,455		$300	$(1,630)	$101,125

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2018
Obligations of states and political subdivisions	$15,813	$502	$(84)	$16,231
Agency mortgage-backed securities, residential	3	----	----	3
Total securities	$15,816	$502	$(84)	$16,234

December 31, 201 7
Obligations of states and political subdivisions	$17,577	$533	$(35)	$18,075
Agency mortgage-backed securities, residential	4	----	----	4
Total securities	$17,581	$533	$(35)	$18,079

At year-end
2018
and
2017,
there were
no
holdings of securities of any
one
issuer, other than the U.S. Government and its agencies, in an amount greater than
10%
of shareholders’ equity.

There were
no
sales of debt securities during
2018,
2017
and
2016.

Securities with a carrying value of approximately
$79,443
at
December 31, 2018
and
$70,078
at
December 31, 2017
were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

Unrealized losses on the Company’s debt securities have
not
been recognized into income because the issuers’ securities are of high credit quality as of
December 31, 2018,
and management does
not
intend to sell and it is likely that management will
not
be required to sell the securities prior to their anticipated recovery.  Management does not
believe any individual unrealized loss at
December 31, 2018
and
2017
represents an other-than-temporary impairment.

The amortized cost and estimated fair value of debt securities at
December 31, 2018,
by contractual maturity, are shown below. Actual maturities
may
differ from contractual maturities because certain issuers
may
have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not
due at a single maturity are shown separately.

	Available for Sale				Held to Maturity
Debt Securities:	Amortized Cost		Estimated Fair Value		Amortized Cost	Estimated Fair Value
Due in one year or less	$	----	$	----	$926	$931
Due in one to five years		16,837		16,630	6,884	7,052
Due in five to ten years		----		----	8,003	8,248
Due after ten years		----		----	----	----
Agency mortgage-backed securities, residential		88,030		85,534	3	3
Total debt securities		$104,867		$102,164	$15,816	$16,234

The following table summarizes securities with unrealized losses at
December 31, 2018
and
December 31, 2017,
aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 201 8	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$1,981	$(1)	$8,679	$(214)	$10,660	$(215)
Agency mortgage-backed securities, residential	8,564	(43)	62,619	(2,545)	71,183	(2,588)
Total available for sale	$10,545	$(44)	$71,298	$(2,759)	$81,843	$(2,803)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$484	$(3)	$1,312	$(81)	$1,796	$(84)
Total held to maturity	$484	$(3)	$1,312	$(81)	$1,796	$(84)

December 31, 201 7	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$6,910	$(97)	$6,563	$(52)	$13,473	$(149)
Agency mortgage-backed securities, residential	37,421	(434)	31,763	(1,047)	69,184	(1,481)
Total available for sale	$44,331	$(531)	$38,326	$(1,099)	$82,657	$(1,630)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$362	$(2)	$1,502	$(33)	$1,864	$(35)
Total held to maturity	$362	$(2)	$1,502	$(33)	$1,864	$(35)